10 State House Square
                                                        Hartford, CT  06103-3602



                                                        Ellen Valvo
                                                        Paralegal
                                                        AFS Law SH11
August 4, 2000                                          (860) 275-2166
                                                        Fax:  (860) 275-2158


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

Re:    Aetna Balanced VP, Inc.
       File Nos. 33-27247 and 811-5773
       Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus, Prospectus Supplement, Statement of Additional Information ("SAI") and SAI Supplement contained in Post-Effective Amendment No. 19 of Aetna Balanced VP, Inc. (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 19 to the Fund's Registration Statement on Form N-1A.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo
---------------

Ellen Valvo